Guarantor Information - Guarantor Condensed Consolidating Statement of Cash Flows Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided by operating activities - continuing operations	$ 245.3	$ 282.0	$ 303.8
Cash provided by (used in) operating activities - discontinued operations	21.8	9.1	21.9
Cash provided by (used in) operating activities - discontinued operations	267.1	291.1	325.7
Cash flows from investing activities:
Capital expenditures	(191.9)	(193.1)	(177.9)
Proceeds from sale of assets and other	5.9	6.6	(1.8)
Acquisitions, net of cash acquired		(6.1)	45.9
Cash provided by (used in) investing activities - continuing operations	(186.0)	(192.6)	(133.8)
Cash provided by (used in) investing activities of discontinued operations	44.3	(15.9)	(5.8)
Cash used in investing activities - continuing operations	(141.7)	(208.5)	(139.6)
Cash flows from financing activities:
Borrowings under ABL revolver		148.9	402.5
Issuance of long-term debt	248.8		450.0
Repayments under ABL revolver		(148.9)	(402.5)
Long-term debt payments	(197.7)	(5.8)	(531.8)
Deferred acquisition payments	(10.0)	(10.0)
Fees paid related to financing activities	(4.1)	(2.2)	(98.1)
Dividends paid	(45.7)	(45.0)	(22.2)
Distribution to noncontrolling interest	(8.4)	(7.7)	(13.3)
Share-based compensation plan activity	(6.0)	(4.6)	(0.8)
Net cash provided by (used in) financing activities	(23.1)	(75.3)	(216.2)
Effect of exchange rate changes on cash and cash equivalents	(11.1)	(7.0)	(3.7)
Net change in cash and cash equivalents	91.2	0.3	(33.8)
Cash and cash equivalents at beginning of year	166.8	166.5	200.3
Cash and cash equivalents at end of year	258.0	166.8	166.5
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided by operating activities - continuing operations	63.8	68.2	60.1
Cash provided by (used in) operating activities - discontinued operations	63.8	68.2	60.1
Cash flows from investing activities:
Capital expenditures	(1.0)	(6.8)	(8.7)
Distribution from affiliate			15.9
Acquisitions, net of cash acquired			21.6
Cash provided by (used in) investing activities - continuing operations	(1.0)	(6.8)	28.8
Cash used in investing activities - continuing operations	(1.0)	(6.8)	28.8
Cash flows from financing activities:
Borrowings under ABL revolver		148.9
Issuance of long-term debt			450.0
Repayments under ABL revolver		(148.9)
Long-term debt payments			(450.0)
Deferred acquisition payments	(10.0)	(10.0)
Fees paid related to financing activities	(0.8)	(1.8)	(65.9)
Dividends paid	(45.7)	(45.0)	(22.2)
Share-based compensation plan activity	(6.0)	(4.6)	(0.8)
Net cash provided by (used in) financing activities	(62.5)	(61.4)	(88.9)
Net change in cash and cash equivalents	0.3
Cash and cash equivalents at end of year	0.3
Reportable Legal Entities [Member] | Eagle Spinco Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided by operating activities - continuing operations	15.4	12.4	112.0
Cash provided by (used in) operating activities - discontinued operations	15.4	12.4	112.0
Cash flows from investing activities:
Distribution from affiliate			15.9
Cash provided by (used in) investing activities - continuing operations			15.9
Cash used in investing activities - continuing operations			15.9
Cash flows from financing activities:
Long-term debt payments	(194.4)	(2.8)	(81.8)
Intercompany financing	194.4
Fees paid related to financing activities		(0.4)	(30.2)
Distribution to affiliate	(15.4)	(9.2)	(15.9)
Net cash provided by (used in) financing activities	(15.4)	(12.4)	(127.9)
Reportable Legal Entities [Member] | Guarantor Subsidiaries Excluding Eagle Spinco Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided by operating activities - continuing operations	181.3	178.6	70.4
Cash provided by (used in) operating activities - discontinued operations	16.5	15.8	23.6
Cash provided by (used in) operating activities - discontinued operations	197.8	194.4	94.0
Cash flows from investing activities:
Capital expenditures	(182.2)	(172.5)	(150.9)
Proceeds from sale of assets and other	4.6	6.3	(1.8)
Distribution from affiliate			19.9
Acquisitions, net of cash acquired		(5.8)
Cash provided by (used in) investing activities - continuing operations	(177.6)	(172.0)	(132.8)
Cash provided by (used in) investing activities of discontinued operations	44.6	(11.2)	0.2
Cash used in investing activities - continuing operations	(133.0)	(183.2)	(132.6)
Cash flows from financing activities:
Issuance of long-term debt	248.8
Long-term debt payments	(3.3)	(0.7)
Intercompany financing	(194.4)
Fees paid related to financing activities	(3.3)
Distribution to affiliate	(31.4)	(9.2)	(15.9)
Net cash provided by (used in) financing activities	16.4	(9.9)	(15.9)
Net change in cash and cash equivalents	81.2	1.3	(54.5)
Cash and cash equivalents at beginning of year	78.2	76.9	131.4
Cash and cash equivalents at end of year	159.4	78.2	76.9
Reportable Legal Entities [Member] | Guarantor Subsidiaries Including Eagle Spinco Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided by operating activities - continuing operations	181.3	181.8	182.4
Cash provided by (used in) operating activities - discontinued operations	16.5	15.8	23.6
Cash provided by (used in) operating activities - discontinued operations	197.8	197.6	206.0
Cash flows from investing activities:
Capital expenditures	(182.2)	(172.5)	(150.9)
Proceeds from sale of assets and other	4.6	6.3	(1.8)
Distribution from affiliate			19.9
Acquisitions, net of cash acquired		(5.8)
Cash provided by (used in) investing activities - continuing operations	(177.6)	(172.0)	(132.8)
Cash provided by (used in) investing activities of discontinued operations	44.6	(11.2)	0.2
Cash used in investing activities - continuing operations	(133.0)	(183.2)	(132.6)
Cash flows from financing activities:
Issuance of long-term debt	248.8
Long-term debt payments	(197.7)	(3.5)	(81.8)
Fees paid related to financing activities	(3.3)	(0.4)	(30.2)
Distribution to affiliate	(31.4)	(9.2)	(15.9)
Net cash provided by (used in) financing activities	16.4	(13.1)	(127.9)
Net change in cash and cash equivalents	81.2	1.3	(54.5)
Cash and cash equivalents at beginning of year	78.2	76.9	131.4
Cash and cash equivalents at end of year	159.4	78.2	76.9
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided by operating activities - continuing operations	67.4	52.8	61.3
Cash provided by (used in) operating activities - discontinued operations	5.3	(6.7)	(1.7)
Cash provided by (used in) operating activities - discontinued operations	72.7	46.1	59.6
Cash flows from investing activities:
Capital expenditures	(8.7)	(13.8)	(18.3)
Proceeds from sale of assets and other	1.3	0.3
Acquisitions, net of cash acquired		(0.3)	24.3
Cash provided by (used in) investing activities - continuing operations	(7.4)	(13.8)	6.0
Cash provided by (used in) investing activities of discontinued operations	(0.3)	(4.7)	(6.0)
Cash used in investing activities - continuing operations	(7.7)	(18.5)
Cash flows from financing activities:
Long-term debt payments		(2.3)
Fees paid related to financing activities			(2.0)
Distribution to noncontrolling interest	(8.4)	(7.7)	(13.3)
Distribution to affiliate	(35.8)	(11.6)	(19.9)
Net cash provided by (used in) financing activities	(44.2)	(21.6)	(35.2)
Effect of exchange rate changes on cash and cash equivalents	(11.1)	(7.0)	(3.7)
Net change in cash and cash equivalents	9.7	(1.0)	20.7
Cash and cash equivalents at beginning of year	88.6	89.6	68.9
Cash and cash equivalents at end of year	98.3	88.6	89.6
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash provided by operating activities - continuing operations	(67.2)	(20.8)
Cash provided by (used in) operating activities - discontinued operations	(67.2)	(20.8)
Cash flows from investing activities:
Distribution from affiliate			(35.8)
Cash provided by (used in) investing activities - continuing operations			(35.8)
Cash used in investing activities - continuing operations			(35.8)
Cash flows from financing activities:
Distribution to affiliate	67.2	20.8	35.8
Net cash provided by (used in) financing activities	$ 67.2	$ 20.8	$ 35.8